CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Cash Flows [Abstract]
Net income	$ 147,037	$ 79,528	$ 133,257
Adjustments to net income to arrive at cash provided by operating activities:
Depreciation	38,953	35,405	24,891
Amortization of intangible assets	33,661	31,146	20,011
Amortization of deferred financing costs	2,501	2,447	897
Goodwill and tradename impairment	0	52,220	0
Deferred income taxes	(457)	(947)	8,746
Loss (gain) on disposal of property	323	(136)	7,668
Share-based compensation	12,279	3,012	0
Excess tax benefits from share-based plans	0	(120)	0
Changes in assets and liabilities:
Net receivables	(33,596)	(72,321)	(357)
Net inventories	(31,065)	40,991	8,970
Accounts payable	3,398	(37,837)	(32,277)
Accrued compensation	8,006	(9,047)	1,016
Accrued income taxes	(1,804)	17,246	(1,182)
Federal excise tax	4,535	6,935	9,042
Pension and other postretirement benefits	5,076	248	0
Other assets and liabilities	9,155	5,568	(8,372)
Cash provided by operating activities	198,002	154,338	172,310
Investing Activities
Capital expenditures	(41,526)	(43,189)	(40,234)
Acquisition of business, net of cash acquired	(462,050)	0	(1,301,687)
Proceeds from the disposition of property, plant, and equipment	372	320	174
Cash used for investing activities	(503,204)	(42,869)	(1,341,747)
Financing Activities
Borrowings on line of credit	360,000	0	200,000
Repayments of line of credit	(360,000)	0	(200,000)
Proceeds from Issuance of Long-term Debt	350,000	350,000	0
Payments made on long-term debt	(17,500)	0	0
Net transfers from parent	0	16,181	206,678
Payment from former parent	6,500	0	0
Dividend paid to parent	0	(214,000)	0
Payments made on long-term debt to parent	0	(20,087)	(6,362)
Proceeds from issuance of long-term debt to parent	0	50,000	1,021,273
Payments made to extinguish debt	0	(50,000)	0
Payments made for debt issue costs	(4,379)	(10,991)	(12,273)
Purchase of treasury shares	(143,194)	(5,097)	0
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities	0	120	0
Proceeds from employee stock compensation plans	1,173	0	0
Cash provided by financing activities	192,600	116,126	1,209,316
Effect of foreign currency exchange rate fluctuations on cash	343	(3,648)	58
(Decrease) increase in cash and cash equivalents	(112,259)	223,947	39,937
Cash and cash equivalents at beginning of year	263,951	40,004	67
Cash and cash equivalents at end of year	151,692	263,951	40,004
Noncash investing activity:
Capital expenditures included in accounts payable and other accrued liabilities	9,708	5,252	8,327
Noncash Financing Activity [Abstract]
Treasury stock purchased included in other accrued liabilities	$ 779	$ 1,773	$ 0